Other income (expense): (Tables)	12 Months Ended
Mar. 31, 2011
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Net realized gains (losses) on dispositions of investments in affiliates	¥—	¥(26)	¥95
Net realized gains on dispositions of marketable securities and other investments	110	693	453
Other-than-temporary impairment loss on marketable securities and other investments	(57,812)	(4,007)	(13,424)
Foreign exchange gains (losses), net	(851)	(615)	(1,575)
Rental revenue received	2,144	2,524	1,804
Dividends income	2,951	4,652	4,819
Penalties and compensation for damages	4,161	2,204	1,605
Other, net	1,267	259	449

Total	¥(48,030)	¥5,684	¥(5,774)